Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	June 2025
Payment Date	7/15/2025
Transaction Month	37
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,173,418,193.47	36,914		54.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,160,000.00	2.038%		July 15, 2023
Class A-2a Notes	$271,020,000.00	3.44%		February 15, 2025
Class A-2b Notes	$100,000,000.00	4.90385%	*	February 15, 2025
Class A-3 Notes	$321,020,000.00	3.74%		September 15, 2026
Class A-4 Notes	$104,800,000.00	3.93%		August 15, 2027
Class B Notes	$31,580,000.00	4.51%		October 15, 2027
Class C Notes	$21,050,000.00	4.85%		December 15, 2029
Total	$1,052,630,000.00
		* 30-day average SOFR + 0.60%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$579,322.29

Principal:
Principal Collections	$10,067,399.02
Prepayments in Full	$3,537,400.43
Liquidation Proceeds	$110,235.14
Recoveries	$68,300.51
Sub Total	$13,783,335.10
Collections	$14,362,657.39

Purchase Amounts:
Purchase Amounts Related to Principal	$81,539.10
Purchase Amounts Related to Interest	$417.78
Sub Total	$81,956.88

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$14,444,614.27

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	June 2025
Payment Date	7/15/2025
Transaction Month	37
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$14,444,614.27
Servicing Fee	$187,937.02	$187,937.02	$0.00	$0.00	$14,256,677.25
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$14,256,677.25
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$14,256,677.25
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$14,256,677.25
Interest - Class A-3 Notes	$87,219.47	$87,219.47	$0.00	$0.00	$14,169,457.78
Interest - Class A-4 Notes	$343,220.00	$343,220.00	$0.00	$0.00	$13,826,237.78
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,826,237.78
Interest - Class B Notes	$118,688.17	$118,688.17	$0.00	$0.00	$13,707,549.61
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,707,549.61
Interest - Class C Notes	$85,077.08	$85,077.08	$0.00	$0.00	$13,622,472.53
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$13,622,472.53
Regular Principal Payment	$12,305,975.86	$12,305,975.86	$0.00	$0.00	$1,316,496.67
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,316,496.67
Residual Released to Depositor	$0.00	$1,316,496.67	$0.00	$0.00	$0.00
Total		$14,444,614.27

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$12,305,975.86
Total					$12,305,975.86

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$12,305,975.86	$38.33	$87,219.47	$0.27	$12,393,195.33	$38.60
Class A-4 Notes	$0.00	$0.00	$343,220.00	$3.28	$343,220.00	$3.28
Class B Notes	$0.00	$0.00	$118,688.17	$3.76	$118,688.17	$3.76
Class C Notes	$0.00	$0.00	$85,077.08	$4.04	$85,077.08	$4.04
Total	$12,305,975.86	$11.69	$634,204.72	$0.60	$12,940,180.58	$12.29

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	June 2025
Payment Date	7/15/2025
Transaction Month	37

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$27,984,856.23	0.0871748	$15,678,880.37	0.0488408
Class A-4 Notes	$104,800,000.00	1.0000000	$104,800,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$185,414,856.23	0.1761444	$173,108,880.37	0.1644537

Pool Information
Weighted Average APR	3.120%	3.141%
Weighted Average Remaining Term	26.09	25.35
Number of Receivables Outstanding	15,019	14,559
Pool Balance	$225,524,424.45	$211,588,766.86
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$207,218,777.72	$194,703,766.99
Pool Factor	0.1921944	0.1803183

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,579.30
Yield Supplement Overcollateralization Amount	$16,884,999.87
Targeted Overcollateralization Amount	$38,479,886.49
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$38,479,886.49

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,579.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,579.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,579.30

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	June 2025
Payment Date	7/15/2025
Transaction Month	37
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		36	$139,083.90
(Recoveries)		64	$68,300.51
Net Loss for Current Collection Period			$70,783.39
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3766%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5729%
Second Prior Collection Period			0.6783%
Prior Collection Period			1.0869%
Current Collection Period			0.3886%
Four Month Average (Current and Prior Three Collection Periods)			0.6817%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,657	$7,421,972.09
(Cumulative Recoveries)			$1,710,963.87
Cumulative Net Loss for All Collection Periods			$5,711,008.22
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4867%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,479.16
Average Net Loss for Receivables that have experienced a Realized Loss			$3,446.60

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.77%	180	$3,743,519.25
61-90 Days Delinquent	0.30%	25	$631,099.90
91-120 Days Delinquent	0.09%	8	$181,052.89
Over 120 Days Delinquent	0.21%	14	$434,796.62
Total Delinquent Receivables	2.36%	227	$4,990,468.66

Repossession Inventory:
Repossessed in the Current Collection Period		6	$211,394.45
Total Repossessed Inventory		11	$357,829.72

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3205%
Prior Collection Period			0.2330%
Current Collection Period			0.3228%
Three Month Average			0.2921%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5893%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	June 2025
Payment Date	7/15/2025
Transaction Month	37

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	46	$945,554.01
2 Months Extended	82	$1,828,477.79
3+ Months Extended	7	$180,842.26

Total Receivables Extended	135	$2,954,874.06
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer